SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Activity in our Warranty Reserves

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$1,942	$1,847	$1,488
Amount charged to expense for estimated warranty costs	1,517	1,788	1,138
Deductions for actual costs incurred	(1,765)	(1,693)	(779)

Balance, end of year	$1,694	$1,942	$1,847